LOSS ON DEBT REFINANCING	12 Months Ended
Dec. 31, 2025
LOSS ON DEBT REFINANCING
LOSS ON DEBT REFINANCING

5.    LOSS ON DEBT REFINANCING

On November 20, 2025, Videotron redeemed all of its US$600.0 million aggregate principal amount of 5.125% Senior Notes due April 15, 2027, and unwound the related hedging contracts for a total cash consideration of $815.5 million. As a result, a net loss of $13.2 million was recorded in the consolidated statement of income in 2025, including a loss of $9.7 million previously recorded in other comprehensive income.